UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Communications and Information Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2006

	Shares or Principal Amount		Value
Common Stocks 85.8%
Application Software 4.6%
Business Objects (ADR)*	1,252,700	shs.	$ 42,704,543
Cognos*	1,210,700		44,190,550
salesforce.com*	2,122,400		76,151,712
			163,046,805
Communications Equipment 8.9%
Cisco Systems*	2,375,000		54,625,000
Corning*	2,620,000		63,954,200
Foundry Networks*	611,000		8,034,650
Motorola	1,450,000		36,250,000
Nokia (ADR)	956,500		18,833,485
QUALCOMM	2,225,000		80,878,750
Research in Motion*	187,400		19,238,484
TomTom*	764,300		32,162,619
			313,977,188
Computer Hardware 3.8%
Apple Computer*	1,025,000		78,955,750
Hewlett-Packard	1,505,000		55,218,450
			134,174,200
Computer Storage and Peripherals 8.5%
Electronics for Imaging*	1,800,000		41,184,000
EMC*	6,000,000		71,880,000
Komag*	1,008,000		32,215,680
Seagate Technology	6,589,400		152,149,245
			297,428,925
Consumer Electronics 0.5%
Garmin	392,000		19,121,760

Consumer Software 0.9%
Activision*	1,200,000		18,120,000
THQ*	484,900		14,144,533
			32,264,533
Data Processing and Outsourced Services 0.9%
First Data	733,500		30,807,000

Electronic Equipment Manufacturers 1.3%
Mettler-Toledo International*	48,300		3,195,045
Orbotech*Ø	1,800,000		42,660,000
			45,855,045
Electronic Manufacturing Services 0.7%
HON HAI Precision Industry	4,231,000		25,758,637

Health Care Equipment 2.5%
American Medical Systems Holdings*	1,610,300		29,677,829
Cytyc*	800,000		19,584,000
Kinetic Concepts*	630,000		19,819,800
PerkinElmer	930,000		17,604,900
			86,686,529
Internet Software and Services 19.3%
Digital River*Ø	1,611,100		82,359,432
McAfee*Ø	9,796,500		239,622,390
Sina*	325,000		8,173,750
Symantec*	10,500,000		223,440,000
VeriSign*	6,150,000		124,230,000
			677,825,572
IT Consulting and Other Services 2.9%
Amdocs*	2,609,500		103,336,200

Life Sciences Tools and Services 0.2%
Ventana Medical Systems*	150,000		6,124,500

Publishing and Printing 0.8%
Getty Images*	525,000		26,082,000

Semiconductor Equipment 10.8%
ASML Holding (NY shares)*	3,025,000		70,421,999
Cymer*Ø	2,676,700		117,533,898
KLA-Tencor	2,550,000		113,398,500
Lam Research*	1,263,100		57,256,323
Novellus Systems*	650,000		17,979,000
Verigy*	100,500		1,634,130
			378,223,850
Semiconductors 7.8%
ARM Holdings	8,187,489		18,004,888
Integrated Device Technology*	1,144,400		18,379,065
Linear Technology	545,000		16,960,400
LSI Logic*	2,200,000		18,084,000
Marvell Technology Group*	3,001,200		58,133,245
Maxim Integrated Products	1,198,800		33,650,315
Microchip Technology	525,000		17,020,500
Monolithic Power Systems*Ø	1,500,000		14,190,000
Silicon Laboratories*	582,500		18,069,150
Silicon-On-Insulator Technologies "S.O.I.T.E.C."*	291,027		8,418,025
Texas Instruments	1,635,000		54,363,750
			275,273,338
Systems Software 2.1%
BMC Software*	1,300,000		35,386,000
CA	354,700		8,402,843
CommVault Systems*	81,500		1,467,000
Red Hat*	1,346,100		28,375,788
			73,631,631
Technical Software 8.2%
Cadence Design Systems*	5,392,500		91,456,800
Synopsys*Ø	10,000,000		197,200,000
			288,656,800
Wireless Telecommunication Services 1.1%
Alltel	300,000		16,650,000
NII Holdings (Class B)*	360,000		22,377,600
			39,027,600
Total Common Stocks			3,017,302,113
Venture Capital Investments† 0.3%			12,994,120
Time Deposits 14.4%
ABN AMRO Bank, Grand Cayman, 5.24%, 10/2/06	$100,000,000		100,000,000
Bank of Nova Scotia 5.15%, 10/2/06	100,000,000		100,000,000
Citibank, Nassau, 5.13%, 10/2/06	100,000,000		100,000,000
JPMorgan Chase, Nassau, 5.188%, 10/2/06	100,000,000		100,000,000
Rabobank Nederland, Grand Cayman, 5.26%, 10/3/06	105,662,000		105,662,000
Total Time Deposits			505,662,000
Total Investments 100.5%			3,535,958,233
Other Assets Less Liabilities (0.5)%			(18,896,130)
Net Assets 100.0%			$3,517,062,103
____________
*	Non-income producing security.
ø	Affiliated Issuers -- Fund's holdings representing 5% or more of the outstanding voting securities (See Note 2).
†	Restircted and non-income producing securities (See Note 3).
ADR -- American Depositary Receipts.
As of September 30, 2006, the cost of investments for federal income tax purposes was $3,501,179,144. The tax basis gross appreciation and depreciation of portfolio securities were $198,564,616 and $163,785,527, respectively. Net appreciation was $34,779,089.

Notes to Schedule of Investments

1. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or more are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

2. Affiliated Issuers -- As defined under the Investment Act of 1940, as amended, affiliated issuers are those issuers in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the nine months ended September 30, 2006, is as follows:

Affiliate	Beginning Shares		Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares		Realized Gain (Loss)	Ending Value
Cymer	375,000	(1)	2,301,700	--	2,676,700		$ --	$117,533,898
Digital River	1,832,000	(1)	2,267,500	2,488,400	1,611,100	(2)	36,328,837	82,359,432
McAfee	4,620,000	(1)	5,176,500	--	9,796,500		--	239,622,390
Mercury Interactive	3,375,000	(1)	2,225,000	5,600,000	--	(2)	88,479,739	--
Monolithic Power Systems	1,750,000		--	250,000	1,500,000	(2)	2,473,119	14,190,000
Orbotech	2,350,000		--	550,000	1,800,000		4,665,928	42,660,000
Synopsys	8,580,000		2,000,000	580,000	10,000,000		(2,034,340)	197,200,000
Total							$129,913,283	$693,565,720

(1)	As of December 31, 2005, the Fund's holding was less than 5% of the outstanding voting shares.
(2)	As of September 30, 2006, the Fund's holding was less than 5% of the outstanding voting shares.
There was no dividend income earned from these investments for the nine months ended September 30, 2006.

3. Restricted Securities -- At September 30, 2006, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2006, are as follows:

Venture Capital Investments:	Acquisition Dates	Shares, Warrants or Principal Amount		Cost	Value
Convertible Preferred Stocks and Warrants:
Cornice Series B	5/5/06	43,411,445	shs.	$5,012,361	$ 5,000,000
Coventor Series F	5/25/01	10,799		12,420	1,512
Double-Take Software Series B	4/14/00 to 11/13/02	253,333		2,144,314	620,666
FlashPoint Technology Series E	9/10/99	246,914		1,000,844	--
Geographic Network Affiliates International Series A	12/29/99	20,000		2,002,218	--
Geographic Network Affiliates International Series B	12/5/01	100,000		--	--
GMP Companies Series A	9/15/99	200,000		1,002,743	37,340
GMP Companies Series B	4/3/00	111,111		1,999,998	74,522
GMP Companies Series C	6/3/02	15,969		542,946	20,229
iBiquity Digital Series A	1/19/00	107,875		1,001,189	419,634
iBiquity Digital Series C	4/24/02	128,532		394,594	363,746
Index Stock Imagery Series A	3/20/00 to 4/16/04	418,676		1,222,885	221,898
LifeMasters Supported SelfCare Series E	1/31/00	129,194		1,033,556	3,483,070
LifeMasters Supported SelfCare Series F	11/12/02	4,528		50,004	86,258
NeoPlanet Series C	2/18/00	425,412		2,000,001	--
OurHouse Series D	2/11/00	333,334		2,000,004	667
Petroleum Place Series C	3/7/00	16,915		1,000,015	276,222
SensAble Technologies Series C	4/5/00	301,205		1,000,001	--
Techies.com Series C	1/27/00	235,294		1,999,999	--
Total Convertible Preferred Stocks and Warrants				25,420,092	10,605,764

Common Stocks:
Access Data (Class A)	3/29/00	606,061		1,000,001	218,182
Coventor	3/8/00 to 5/25/01	942,320		1,083,580	--
Double-Take Software	4/14/00	11,844		45,685	6,159
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	--
etang.com	1/6/00	22,613		--	3,392
Nextest Systems	11/27/01	157,131		692,033	2,067,844
SensAble Technologies	10/1/04	1,581,292		--	--
VillageEDOCS	4/3/00 to 5/24/01	905,538		2,117,394	73,801
Worstream	3/23/00	2,601		555,879	1,405
Total Common Stocks				6,505,719	2,370,783

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International 9%,
payable on demand	12/5/01 to 3/12/02	$ 320,000		320,173	--
Geographic Network Affiliates International:
$10 exercise price expiring 12/5/08	12/5/01	8,000	wts.	--	--
$10 exercise price expiring 1/11/09	1/11/02	8,000		--	--
$10 exercise price expiring 2/4/09	2/4/02	8,000		--	--
$10 exercise price expiring 3/12/09	3/12/02	8,000		--	--
SensAble Technologies 8%, 12/29/06*	12/30/03	$ 31,380		31,380	17,573
Techies.com 9%, payable on demand	6/7/00	244,296		244,296	--
Total Convertible Promissory Notes and Warrants				595,849	17,573
Total Venture Capital Investments				$32,521,660	$12,994,120

____________
* Warrants attached.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: November 27, 2006

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.